Provisions and contingent liabilities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Provisions and contingent liabilities
24	Provisions and contingent liabilities
24.1
Provision

	12.31.2022	12.31.2021

Product warranties (i)	77.6	77.5
Provisions for labor, taxes and civil (ii)	58.6	53.7
Taxes (iii)	44.6	36.6
Post retirement benefits	36.1	39.4
Provision of third-party materials	25.3	—
Environmental provision	0.4	0.7
Others	34.1	21.5

	276.7	229.4

Current portion	126.5	108.9
Non-current portion	150.2	120.5

(i)	Recorded to cover product-related expenditure, including warranties and contractual obligations to implement improvements to aircraft delivered in order to meet performance targets.
(ii)	Provisions for labor, tax or civil contingencies, as shown in the table below Note 24.1.1.
(iii)	Accrual of tax provisions mainly relates to indirect taxes recognized in relation to revenue recognition of long-term contracts.

Changes in provision:

	Product warranties	Provisions labor, taxes and civil	Post retirement benefits	Taxes	Environment provision	Provision of third- party materials	Others	Total
At December 31, 2019	67.1	66.4	11.7	41.7	0.3	—	15.7	202.9

Additions	42.0	8.5	2.5	147.2	0.4	—	4.5	205.1
Interest	—	5.4	3.6	—	—	—	—	9.0
Used/payments	(30.4)	(4.7)	(2.2)	(154.4)	(0.6)	—	—	(192.3)
Reversals	(15.8)	(8.0)	—	—	(0.4)	—	—	(24.2)
Translation adjustments	(1.0)	(13.6)	(7.4)	—	(0.9)	—	(4.4)	(27.3)
Reclassification - Liabilities held for sale	12.0	1.4	19.7	—	2.6	—	3.8	39.5

At December 31, 2020	73.9	55.4	27.9	34.5	1.4	—	19.6	212.7

Additions	43.3	6.0	11.8	37.9	0.5	—	1.9	101.4
Interest	—	3.8	1.7	—	—	—	—	5.5
Used/payments	(25.9)	(4.8)	(0.3)	(32.4)	(0.9)	—	—	(64.3)
Reversals	(13.6)	(2.7)	—	—	—	—	—	(16.3)
Translation adjustments	(0.2)	(4.0)	(1.7)	(3.4)	(0.3)	—	—	(9.6)

At December 31, 2021	77.5	53.7	39.4	36.6	0.7	—	21.5	229.4

Additions	35.6	6.2	—	29.5	0.6	25.6	12.6	110.1
Interest	—	7.2	3.5	—	—	—	—	10.7
Used/payments	(20.9)	(5.8)	—	(23.9)	(1.1)	—	—	(51.7)
Reversals	(14.9)	(2.8)	(9.4)	—	—	—	—	(27.1)
Translation adjustments	0.3	0.1	2.6	2.4	0.2	(0.3)	—	5.3

At December 31, 2022	77.6	58.6	36.1	44.6	0.4	25.3	34.1	276.7

24.1.1 Labor, tax and civil provisions

	12.31.2022	12.31.2021
Tax related
IRRF (i)	8.3	10.5
PIS and COFINS (ii)	2.8	4.0
Social security contributions (iii)	1.8	1.7
Import taxes (iv)	0.6	0.6
Others	6.5	5.4

	20.0	22.2
Labor related
Plurimas 461/1379 (v)	0.6	0.5
Class action 1379/1991 (vi)	7.6	6.2
Reintegration (vii)	11.3	6.9
Overtime (viii)	5.0	3.9
Dangerousness (ix)	2.4	2.0
Insalubrity (x)	0.2	—
Indemnity (xi)	4.2	3.8
Third parties (xii)	3.0	1.0
Others (xiii)	4.1	7.0

	38.4	31.3
Civil related
Indemnity (xiv)	0.2	0.2

	0.2	0.2

	58.6	53.7

Current portion	18.7	18.7
Non-current portion	39.9	35.0

(i)	The Company has obtained an injunction to suspend income tax collection related to certain operations of transfers abroad. The related legal demand is pending completion.

(ii)
Since 2013, the Company has been discussing with Brazilian Tax Authorities the appropriation of extemporaneous PIS and COFINS credits in the non-cumulative
regime, the discussions are segregated into several lawsuits and this item shows the amount of the provisioned lawsuits that are in the judicial stage. Also, under this heading there are other provisions related to federal taxes.

(iii)
The company has INSS discussions derived from notifications which are divided into several notifications related to the withholding of 11% to be applied in the payment for contracting third parties in the amount of US$ 1.8
.

(iv)
Deficiency and Penalty Notices issued against the Company involving the drawback regime, disputing possible differences in relation to the tax classification of certain products and is at the analysis stage in the Federal Supreme Court - STJ (
Supremo Tribunal de Justiça
).

(v)	It refers to claims for backdated salary increases and productivity payments, on salaries from former employees.

(vi)	Class action filed by the Metalworkers Union of São José dos Campos with a request for retroactive salary readjustments and productivity payments.

(vii)	It refers to labor lawsuits from former employees claiming reinstatement with the Company for various reasons.

(viii)	It reflects several requests for payment of alleged differences due to allegations of overtime hours.

(ix)	It refers to requests that seek recognition of hazardous activities.

(x)	Requests that seek recognition of the activity in unhealthy conditions and the respective payments.

(xi)	Indemnity claims in connection with alleged work-related accidents or work-related illness.

(xii)
Those are requests for various orders, filed by employees of third-party companies that had some legal relationship with the Company seeking the subsidiary conviction of the Company in the event of default by their employer.

(xiii)	Other labor lawsuits refer to general matters different from the categories above-mentioned, such as, salary parity, salary differences, and others.

(xiv)	Other indemnity claims brought by parties that had some type of legal relationship with the Company.
The
tax, labor and civil provisions are recorded in accordance with the Company’s accounting policy and the amounts shown here represent the estimated amounts that the Company’s legal department, supported by its external counsel, expect the Company to have to disburse to settle the lawsuits.
24.2 Contingent liabilities
Contingent liabilities are amounts classified as possible losses, in accordance with the Company’s accounting policy, in the opinion of the Company’s legal department, supported by its external counsel. When the contingent liability arises from the same set of circumstances as an existing provision, the type of the corresponding provision is indicated at the end of the description. The Company’s main contingent liabilities are listed below:

(i)	The Company has a legal dispute over AIIM on SAT / Agentes Nocivos from 2003 in the amount of US$ 6.3 on December 31, 2022 (US$ 5.6 on December 31, 2021).

(ii)	The Company is involved in a legal dispute related to tax credits paid by its subsidiaries abroad amounting to US$ 91.6 on December 31, 2022 (US$ 82.7 on December 31, 2021).

(iii)
The Company has a dispute on the 2007 Tax Assessment Notice regarding the validity of the provisions contained in the Normative Instruction No. 213/02, which determined the taxation of profits from abroad through the application of Brazilian rules. The dispute involves transfer pricing in loans between associates, equity method, among other. On September 1, 2010, decadence had been accepted to exclude the requirements of the first three quarters of 2002, and it was determined to carry out diligence to collect information requested by the National Treasury Attorney (
Procuradoria da Fazenda Nacional
 - PNF). In April 2019 the judge trial was converted into diligence. The amount is US$ 166.7 on December 31, 2022 (US$ 155.9 on December 31, 2021).

(iv)
The Company has a discussion on the disallowance of credits launched in several PERDCOMPs (electronic request for reimbursement or refund and tax offset statement program in Brazil) in the amount of US$ 69.8 on December 31, 2022 (US$ 58.1 on December 31, 2021).

(v)
The Company is discussing administratively and judicially the disallowance of appropriation of extemporaneous PIS/COFINS credits, this discussion is guaranteed by surety bond in the amount of US$ 6.5 and at the administrative level the value of the discussion on December 31, 2022 is US$ 3.1
.

(vi)
The Company is discussing the non-approval of offsetting PIS/COFINS Import credits arising from a final and unappealable court decision, totaling the historic amount of US$ 11.4, the amount under discussion on December 31, 2022, is US$ 19.2 (US$ 16.4 on December 31, 2021).

(vii)	Other tax lawsuits in the amount of US$ 1.5 on December 31, 2022. This topic includes discussions on IRRF (divergence of DCTF x DIRF) and INSS requirement on Stock Option.

(viii)
The Company has a legal discussion in Tax Enforcement questioning the requirement of the ICMS (Tax on Commerce and Services) for the period from April/2017 to October/2017, the value of the discussion on December 31, 2022, is US$ 7.1.

(ix)
The Company has an administrative discussion whose object of the AIIM (Deficiency Notice) is related to the requirement of ISS (Tax on Services) by the municipality of São José dos Campos/SP, supposedly due in the performance of after-sales services, whose value of the discussion on December 31,2022 is US$ 63.1.

(x)	The Company has contingent liabilities related several labor claims amounting to US$ 24.0 on December 31, 2022 (US$ 20.7 on December 31, 2021).
24.3 FCPA investigations and settlements
In October 2016, the Company entered into definitive agreements with the United States and Brazilian authorities for the resolution of criminal and civil violations of the United States (Foreign Corrupt Practices Act of 1977 or FCPA) and for the resolution of allegations regarding violations of certain Brazilian laws in four aircraft transactions outside Brazil between 2007 and 2011. In February 2017, the Company entered into an Exoneration Agreement with the Mozambican authorities for collaboration with the investigations in that country and under which there are no financial obligations for Embraer. In July 2018, the Company and the Attorney General’s Office of the Dominican Republic entered into a collaboration agreement whereby the Company undertook to collaborate with the investigations in that country.
Several individuals and entities are defendants in a criminal case in India related to the sale by Embraer of three aircraft AEW EMB-145 to the Indian Defense Research & Development Organization. Such transaction has been investigated and its results have been the subject of the aforesaid settlement agreement between Embraer and the Brazilian and U.S. authorities in 2016. Embraer S.A. and ECC Investment Switzerland AG are parties to this criminal case and have been served in November of 2021.
The Company is not aware of other procedures that relate to the scope of the agreements entered into with the United States and the Brazilian authorities in 2016. To date, the Company believes that there is no adequate basis for estimating provisions or quantifying possible contingencies related to other procedures and developments mentioned herein.
24.4 Arbitration Proceedings - The Boeing Company (“Boeing”)
Embraer is pursuing all appropriate remedies against Boeing for damages suffered by Embraer due to wrongful termination and violation of the Master Transaction Agreement and Contribution Agreement by Boeing, including by means of arbitration proceedings initiated by both sides in connection with the termination of the Master Transaction Agreement and/or the Contribution Agreement by Boeing. There are no guarantees with respect to the timing or outcome of arbitration proceedings or any remedies that Embraer may receive or loss that Embraer may suffer as a result of or in connection with such arbitration proceedings.

24.5 Post-retirement benefits
24.5.1 Post-retirement healthcare benefits provided by the Company
The Company provided healthcare plan for employees in Brazil, which based on its conditions, is classified as a post-employment benefit. Under this healthcare plan, employees who retire from the Company have the option of remaining in the plan, contributing the full amount charged by the insurance company. However, due to certain rules for increases under Brazilian law, there could be times the contribution made by the retired employees is insufficient to cover the medical plan costs, which would represent exposure for the Company. The actuarial liability recognized as of December 31, 2022 was US$ 34.2 (US$ 36.5 as of December 31, 2021).
Embraer Aircraft Holding, Inc. (domiciliated in the United States of America) sponsors a post-retirement healthcare plan for employees hired up to 2007. The expected costs of pension and provision of post-employment medical benefit for the individual employees and their dependents are provided on an accrual basis based on actuarial studies and the calculation is reviewed annually. The actuarial liability recognized as of December 31, 2022 was US$ 1.9 (US$ 2.9 as of December 31, 2021).
24.5.2 Defined contribution pension plan
The Company and certain subsidiaries in Brazil sponsor a defined contribution pension plan for their employees, participation in which is optional. The Company’s contributions to the plan for the years ended December 31, 2022, 2021 and 2020 were US$ 9.7, US$ 12.0 and US$ 12.3, respectively.
24.6 STF decision on the relativization of res judicata in tax matters
On February 8, 2023, the Federal Supreme Court (STF) concluded the judgment on the annulment of final decisions in tax matters by holding that individual final and unappealable decisions can be considered immediately annulled in cases where the STF later issues a general opposite decision. Based on their assessment and that of their external legal advisors, the Company and its subsidiaries conclude that this matter has no material impact to be recognized on these financial statements.